THIS PRESENTATION MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR SIERRA INCOME CORPORATION. THIS PRESENTATION IS NEITHER AN
OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY THE PROSPECTUS TO
INDIVIDUALS WHO MEET MINIMUM SUITABILITY REQUIREMENTS. THIS PRESENTATION MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER
TO UNDERSTAND FULLY ALL THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH THIS PRESENTATION RELATES. A COPY OF THE
PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THE OFFERING DESCRIBED HEREIN. NEITHER THE ATTORNEY GENERAL OF THE
STATE OF NEW YORK, NOR ANY OTHER STATE OF FEDERAL REGULATORS, HAVE PASSED ON OR ENDORSED THE MERITS OF THIS OFFERING. ANY
REPRESENTATION TO THE CONTRARY IS UNLAWFUL. PLEASE SEE THE "RISK FACTORS" IN THE PROSPECTUS, AND SUMMARIZED HEREIN, FOR IMPORTANT
RISK FACTORS RELATED TO THE OFFERING OF SECURITIES TO WHICH THIS PRESENTATION RELATES. SC DISTRIBUTORS (MEMBER FINRA/SIPC) IS THE
AFFILIATED DEALER MANAGER FOR THE SIERRA INCOME CORPORATION OFFERING.
Filed Pursuant to Rule 497(a)
File No. 333-175624

Risk Factors
An investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in shares of our common stock. Risks involved in an investment in us include (among others) the following:
(1)
(2)
(3)
(4)
(5)
(6)
(7)
We are a new company and have no operating history. In addition, we have not identified specific investments that we will make with the proceeds of this offering. As a result, this offering may be deemed to be a “blind pool” offering and you will not have the opportunity to evaluate historical data or assess any investments prior to purchasing shares of our common stock.
Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover.
These conditions may make it more difficult for us to achieve our investment objectives.
Our shares will not be listed on a national securities exchange for the foreseeable future, which means there will be no public market for our securities during the offering period. You will have limited ability to sell your shares.
There are substantial conflicts among the interests of our investors, our interests and the interests of our advisor, dealer manager and our respective affiliates regarding compensation, investment opportunities and management resources.
Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse to stockholders.
Our dealer manager also serves as the dealer manager for the distribution of securities of other issuers, and may experience conflicts of interest as a result.
While we intend to conduct quarterly tender offers for a limited number of our common stock pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time.

Risk Factors
8) Our investment in prospective portfolio companies may be risky, and we could lose all or part of our investment.
9) The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes.
10) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.
11) A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments.
12) We have not established any limit on the extent to which we may use borrowings, our equity capital, or proceeds from this offering to fund distributions to stockholders, which may reduce the amount of capital we ultimately invest in assets, and there can be no assurances that we will be able to sustain distributions at any particular level. Our distributions may exceed our earnings, which we refer to as a return of capital, particularly during the period before we have substantially invested the net proceeds from this offering, which may result in commensurate reductions in net asset value per share. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us.
13) This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. As a result, our ability to diversify will be constrained.
14) Our investments may include original issue discount instruments. To the extent original issue discount constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.

Investing For Income
REITs, Annuities, Bonds, Cash, BDCs and CDs are all individual investment opportunities that have material differences including but not limited to differences related to costs, expenses, liquidity, safety, guarantees, insurance, fluctuation of return or principal and tax features. In addition,
CDs are FDIC-insured and do not carry any risk to principal.  Moreover, some annuities may offer guarantees based upon the claims-paying ability of the underlying  insurance company.
Annuities
REITs CDs
BDCs
Bonds Cash

What Is A BDC?
An investment fund that allows individual
investors to participate in middle market
debt and equity markets – an area that
has historically has only been available to
institutional investors.

What Is A BDC?
•
Created by Congress in 1980 to help middle market companies
access growth capital
•
Registered with the Securities & Exchange Commission
•
Regulated under the Investment Company Act of 1940
•
Often distribute a minimum of 90% of taxable earnings to
shareholders
THERE IS NO GUARANTEE THAT SIERRA INCOME CORPORATION WILL QUALIFY AS A REGISTERED INVESTMENT COMPANY.

Why Consider A BDC?
•
Income via monthly distribution payments
•
Attractive yields
•
Insulation from daily market volatility¹
•
Portfolio diversification²
Potential Investment Benefits May Include…
1 SHARES OF A NON-TRADED BDC ARE NOT PRICED DAILY AND HAVE LIMITED LIQUIDITY AND PRICING TRANSPARENCY.
2 DIVERSIFICATION NEITHER ENSURES A PROFIT NOR PROTECTS AGAINST LOSSES.

The Middle Market

The Middle Market Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine. Companies ranging in size from $50 million to $1 billion in annual revenues

The Middle Market
Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.
Dow Jones
Industrial Average
S&P 100
S&P 500
MIDDLE MARKET
17%
24%
54%
40%
Percentage of U.S. GDP
72% of middle market executives
report higher productivity levels
than pre-recession standards

The Middle Market
Top 10 GDPs¹
If the U.S. middle market were a
country, it would rank as the 4
largest economy in the world²
1 Source: World Development Indicators database, World Bank, September 2011.
2 Source: Corporations4sale.com The Middle Market: Why It Thrives When Other Sectors Fail, October 2011
1. United States
2. China
3. Japan
4. U.S. MIDDLE MARKET
5. Germany
6. France
7. United Kingdom
8. Brazil
9. Italy
10.India
th

The Middle Market
Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.
Dow Jones
Industrial Average
S&P 100
S&P 500
MIDDLE MARKET
5.9M
11.8M
21.9M
24.6M
Number of Employees
44% of mid-market companies are
prepared to increase the size of
their U.S. workforce.
1
1 Source: Deloitte, Mid Market Perspectives –America’s Economic Engine – Competing In Uncertain Times, 2011.

The Middle Market
Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.
Dow Jones
Industrial Average
S&P 100
S&P 500
MIDDLE MARKET
$2.6T
$3.7T
$8.3T
$6.1T
Annual Revenues
61% of middle market executives
expect revenues to rise in the next
year and over 53% expect profits to
increase.
1
1 Source: Deloitte, Mid Market Perspectives –America’s Economic Engine – Competing In Uncertain Times, 2011.

The Middle Market
Source: RBS Citizens – Middle Market M&A Outlook 2012
Mergers & Acquisitions Fueling The
Need For Growth Capital/Financing
•
66% of middle market executives view conditions today as a buyer’s market
•
50% of middle market executives describe themselves as active in M&A
•
33% of middle market executives said they were likely or very likely to acquire one or more significant assets over the course of the next year

The Middle Market Source: FDIC Commercial Bank Reports – Number of Institutions, Branches and total offices; and Standard & Poor’s Q2 – 2011 High End Middle Market Lending Review.

The Middle Market
1 There are considerable differences in private middle market debt and large corporate public debt including, but not limited to, the size of the company issuing the debt, the credit quality of the company, loan covenants, liens and interest rates. Large corporate public debt is typically highly liquid and trades on an exchange. In certain cases, large corporations may have significantly higher resources and greater stability than smaller, less-developed middle market companies. Middle market companies may also be subject to higher default risk than larger, more stable public corporations.  There is no guarantee we will be able to take advantage of these trends.

Investment Strategy

Investment Strategy
“Within a representative company’s
capital structure, loans have the most
secure and dependable income stream of
any corporate security, debt or equity.”
Pension & Investments 2011,  “Through The Cycle: Senior Secured Loans Poised To Perform “

Investment Strategy The Corporate Capital Structure Senior Debt Subordinated Debt Preferred Equity Common Equity Higher Lower Higher Lower

Investment Strategy

Investment Strategy
•
Provide shareholders with current income, and to a lesser extent, long-term capital appreciation
•
Invest primarily in the senior and subordinated debt of middle market U.S. companies
•
Create an investment portfolio that generates superior risk-adjusted returns
Investment Objectives
THERE IS NO GUARANTEE THAT THESE OBJECTIVES WILL BE MET

Investment Strategy
•
Acquire and originate middle market debt investments
•
Focus on senior and subordinated debt
•
Target established businesses with long track records of
stable, positive cash flow
•
Focus on companies with enterprise values ranging from $50
million to $4 billion*
•
Invest in companies with strong, experienced management
teams with successful operating track records
* “Enterprise value” is a measure of a company’s value and is often used as an alternative to market capitalization. Market capitalization generally is the total value of the tradable shares of a publicly traded company.

Investment Strategy
Senior
Debt
High Yield
Bonds
Corporate
Bonds
Security
Secured by
Company Assets
Generally
Unsecured
Generally
Unsecured
Interest Rate
Floating or Fixed Fixed Fixed
Payment Priority
Paid in full before
bonds or stock
Subordinate to
Senior Loans
General Creditor
Status
There are considerable differences in investing in senior secured debt,  high yield bonds and corporate bonds including, but not limited to, the size of the company issuing the debt, the credit quality of the company, loan covenants, liens and interest rates. High yield and corporate bonds are typically highly liquid and trades on an exchange. In certain cases, large corporations may have significantly higher resources and greater stability than smaller, less-developed middle market companies.

Experienced Management
•
Medley - $1.5 billion assets under management
1
•
Current clients include:
- Insurance Companies - Hedge Funds
- Endowments - Pension Funds
- Foundations
•
NYSE-listed BDC
•
Experience in all facets of middle market debt investing
- Transaction Sourcing - Transaction Structuring
- Credit Analysis - Asset Management
1 As of 4/12/2012 - “Medley” refers, collectively, to the activities and operations of Medley LLC, MCC Advisors, associated investment funds and their respective affiliates.

Experienced Management
SCREEN
Company | Industry | Credit Quality | Market Position
ANALYZE
Management Team | Operating History
Strength of Cash Flow
STRUCTURE
Terms | Collateral | Yield | Covenants
Equity Participation
CLOSE
Initiate Asset
Management
Investment Process

Investing For Income Annuities REITs CDs BDCs Bonds Cash 01/12_SI0013